Shareholder Report, Average Annual Return (Details) DFHE_DFA Global Sustainability Fixed Income Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	84 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Global Sustainability Fixed Income Portfolio – Institutional
Average Annual Return, Percent	5.49%	(0.22%)	2.26%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	5.30%	0.52%	2.48%